Business Combination	12 Months Ended
Jun. 30, 2024
Business Combination [Abstract]
Business combination
3.	Business combination

Business combinations during the year ended June 30, 2024:

In September 2023, the Group acquired 100% equity interests of Kelly’s Education Limited, an online language education platform headquartered in Hong Kong. The total purchase price was RMB1,842 (HKD2,000), which was paid by the Group on September 28, 2023 (the acquisition date).

The result of operations for the acquired entity has been included in the Group’s consolidated financial statements from its acquisition date. The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price was allocated on the date of acquisition as follows:

RMB

Cash and cash equivalents	3,515
Other current assets	604
Property and equipment, net	279
Intangible assets	3,120
Operating lease right-of-use assets	166
Goodwill	7,389
Operating lease liabilities, current portion	(149)
Other current liabilities	(13,082)
Total purchase consideration	1,842

Results of operations attributable to the acquisition of Kelly’s Education Limited and pro forma results of operations for the acquisition of Kelly’s Education Limited have not been presented because they are not material to the consolidated statements of operations and comprehensive (loss)/income for the year ended June 30, 2024.